Longterm debt (Details Narrative) - CAD ($)	1 Months Ended
	May 31, 2023	May 26, 2021
Long term loan		$ 1,000,000
Loan term		10 years
Interest Rate	0.04%	4.00%
Repayment Terms		May 26, 2022
BDC [Member]
Revolving loan		$ 1,000,000